Shareholder Fees - Government Money Market Funds-Capital Class - Government Money Market Fund - Capital	Jan. 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%